Supplemental information on oil and gas activities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Supplemental information on oil and gas activities [Abstract]
Disclosure of detailed information about cost incurred in oil and gas property acquisition, exploration, and development activities [text block]
Development costs include drilling costs and equipment for developmental wells, the construction of facilities for extraction, treatment and storage of hydrocarbons and all necessary costs to maintain facilities for the existing developed reserves.

Amounts in US$ '000	Chile	Colombia	Argentina	Brazil	Peru	Total
Year ended 31 December 2017
Acquisition of properties
Proved	-	-	-	-	-	-
Unproved	-	-	-	-	-	-
Total property acquisition	-	-	-	-	-	-
Exploration	3,283	37,017	8,080	5,207	743	54,330
Development	10,231	49,268	167	1,210	14,074	74,950
Total costs incurred	13,514	86,285	8,247	6,417	14,817	129,280

Amounts in US$ '000	Chile	Colombia	Argentina	Brazil	Peru	Total
Year ended 31 December 2016
Acquisition of properties
Proved	-	-	-	-	-	-
Unproved	-	-	-	-	-	-
Total property acquisition
Exploration	5,519	15,233	1,894	2,555	-	25,201
Development	4,566	12,500	-	191	-	17,257
Total costs incurred	10,085	27,733	1,894	2,746	-	42,458

Amounts in US$ '000	Chile	Colombia	Argentina	Brazil	Peru	Total
Year ended 31 December 2015
Acquisition of properties
Proved	-	-	-	-	-	-
Unproved	-	-	-	-	-	-
Total property acquisition
Exploration	3,598	14,845	1,103	2,562	-	22,108
Development	13,315	14,752	56	3,780	-	31,903
Total costs incurred	16,913	29,597	1,159	6,342	-	54,011

(a)Includes capitalised amounts related to asset retirement obligations.

Disclosure of capitalized costs relating to oil and gas producing activities disclosure [text block]
The following table presents the capitalised costs as at 31 December 2017, 2016 and 2015, for proved and unproved oil and gas properties, and the related accumulated depreciation as of those dates.

Amounts in US$ '000	Chile	Colombia	Argentina	Brazil	Total
At 31 December 2017
Proved properties (a)
Equipment, camps and other facilities	80,611	69,906	843	6,036	157,396
Mineral interest and wells	397,031	291,050	11,159	77,264	776,504
Other uncompleted projects (b)	12,508	11,290	48	70	23,916
Unproved properties	49,702	4,106	2,975	7,585	64,368
Gross capitalised costs	539,852	376,352	15,025	90,955	1,022,184
Accumulated depreciation	(253,764)	(228,793)	(5,700)	(39,509)	(527,766)
Total net capitalised costs	286,088	147,559	9,325	51,446	494,418

(a)	Includes capitalised amounts related to asset retirement obligations.
(b)	Do not include Peru capitalised costs.

Amounts in US$ '000	Chile	Colombia	Argentina	Brazil	Total
At 31 December 2016
Proved properties (a)
Equipment, camps and other facilities	80,611	46,785	843	4,174	132,413
Mineral interest and wells	380,037	230,100	4,849	77,255	692,241
Other uncompleted projects	18,274	12,534	36	2,082	32,926
Unproved properties	48,908	4,503	1,894	6,468	61,773
Gross capitalised costs	527,830	293,922	7,622	89,979	919,353
Accumulated depreciation	(230,917)	(190,025)	(5,692)	(29,803)	(456,437)
Total net capitalised costs	296,913	103,897	1,930	60,176	462,916

(a)	Includes capitalised amounts related to asset retirement obligations and impairment loss reversal in Colombia for US$ 5,664,000.

Amounts in US$ '000	Chile	Colombia	Argentina	Brazil	Total
At 31 December 2015
Proved properties (a)
Equipment, camps and other facilities	79,040	42,852	843	2,097	124,832
Mineral interest and wells	367,722	213,480	4,849	62,941	648,992
Other uncompleted projects	21,830	7,703	290	-	29,823
Unproved properties	70,062	8,180	-	8,758	87,000
Gross capitalised costs	538,654	272,215	5,982	73,796	890,647
Accumulated depreciation	(201,138)	(160,759)	(5,654)	(14,236)	(381,787)
Total net capitalised costs	337,516	111,456	328	59,560	508,860

(a)	Includes capitalised amounts related to asset retirement obligations and impairment loss in Chile and Colombia for US$ 104,515,000 and US$ 45,059,000, respectively.

Disclosure Of Detailed Information About Results Of Operations For Oil And Gas Producing Activities [text block]
The breakdown of results of the operations shown below summarizes revenues and expenses directly associated with oil and gas producing activities for the years ended 31 December 2017, 2016 and 2015. Income tax for the years presented was calculated utilizing the statutory tax rates.

Amounts in US$ '000	Chile	Colombia	Argentina	Brazil	Total
Year ended 31 December 2017
Revenue	32,738	263,076	70	34,238	330,122
Production costs, excluding depreciation
Operating costs	(19,685)	(42,677)	(325)	(7,603)	(70,290)
Royalties	(1,314)	(24,236)	(13)	(3,134)	(28,697)
Total production costs	(20,999)	(66,913)	(338)	(10,737)	(98,987)
Exploration expenses (a)	(1,404)	(3,856)	(707)	(3,985)	(9,952)
Accretion expense (b)	(994)	(683)	-	(930)	(2,607)
Impairment loss reversal for non-financial assets	-	-	-	-	-
Depreciation, depletion and amortization	(22,705)	(38,721)	(8)	(10,659)	(72,093)
Results of operations before income tax	(13,364)	152,903	(983)	7,927	146,483
Income tax benefit (expense)	2,005	(61,161)	344	(2,695)	(61,507)
Results of oil and gas operations	(11,359)	91,742	(639)	5,232	84,976

Amounts in US$ '000	Chile	Colombia	Argentina	Brazil	Total
Year ended 31 December 2016
Revenue	36,723	126,228	-	29,719	192,670
Production costs, excluding depreciation
Operating costs	(20,674)	(29,326)	-	(5,738)	(55,738)
Royalties	(1,495)	(7,281)	-	(2,721)	(11,497)
Total production costs	(22,169)	(36,607)	-	(8,459)	(67,235)
Exploration expenses (a)	(21,060)	(11,690)	-	(5,636)	(38,386)
Accretion expense (b)	(897)	(459)	-	(1,198)	(2,554)
Impairment loss reversal for non-financial assets	-	5,664	-	-	5,664
Depreciation, depletion and amortization	(29,890)	(29,439)	-	(12,785)	(72,114)
Results of operations before income tax	(37,293)	53,697	-	1,641	18,045
Income tax benefit (expense)	5,594	(21,479)	-	(558)	(16,443)
Results of oil and gas operations	(31,699)	32,218	-	1,083	1,602

Amounts in US$ '000	Chile	Colombia	Argentina	Brazil	Total
Year ended 31 December 2015
Revenue	44,808	131,897	597	32,388	209,690
Production costs, excluding depreciation
Operating costs	(26,731)	(40,384)	(1,414)	(5,058)	(73,587)
Royalties	(1,973)	(8,150)	(34)	(2,998)	(13,155)
Total production costs	(28,704)	(48,534)	(1,448)	(8,056)	(86,742)
Exploration expenses (a)	(30,499)	(7,132)	(1,159)	(1,103)	(39,893)
Accretion expense (b)	(789)	(890)	-	(896)	(2,575)
Impairment loss for non-financial assets	(104,515)	(45,059)	-	-	(149,574)
Depreciation, depletion and amortization	(37,664)	(50,675)	(91)	(13,401)	(101,831)
Results of operations before income tax	(157,363)	(20,393)	(2,101)	8,932	(170,925)
Income tax benefit (expense)	23,604	7,953	735	(3,037)	29,255
Results of oil and gas operations	(133,759)	(12,440)	(1,366)	5,895	(141,670)

(a)	Do not include Peru costs.
(b)	Represents accretion of ARO liability.

Disclosure Of Detailed Information About Proved Developed And Undeveloped Oil And Gas Reserve Quantities [text block]
The estimated GeoPark net proved reserves for the properties evaluated as of 31 December 2017, 2016 and 2015 are summarised as follows, expressed in thousands of barrels (Mbbl) and millions of cubic feet (MMcf):

	As of 31 December 2017		As of 31 December 2016		As of 31 December 2015
	Oil and condensate (Mbbl)	Natural gas (MMcf)	Oil and condensate (Mbbl)	Natural gas (MMcf)	Oil and condensate (Mbbl)	Natural gas (MMcf)
Net proved developed
Chile (a)	720.0	8,688.0	547.0	6,610.0	498.0	4,922.0
Colombia (b)	21,101.0	-	9,502.0	-	8,177.8	-
Brazil (c)	76.0	23,821.0	72.0	29,525.0	120.0	36,158.0
Peru (d)	9,502.0	-	9,316.0	-	-	-
Total consolidated	31,399.0	32,509.0	19,437.0	36,135.0	8,795.8	41,080.0

Net proved undeveloped
Chile (e)	3,423.0	11,329.0	6,052.0	29,690.0	5,455.8	31,593.0
Colombia (f)	44,398.0	-	27,838.0	-	22,245.5	-
Brazil (c)	-	-	-	-	-	-
Peru (d)	9,215.0	-	9,305.0	-	-	-
Total consolidated	57,036.0	11,329.0	43,195.0	29,690.0	27,701.3	31,593.0

Total proved reserves	88,435.0	43,838.0	62,632.0	65,825.0	36,497.1	72,673.0

(a)	Fell Block accounts for 98% of the reserves (99% in 2016 and 91% in 2015) (LGI owns a 20% interest) and Flamenco Block accounts for 2% (1% in 2016 and 9% in 2015) (LGI owns 31.2% interest).
(b)
Llanos 34 Block, Cuerva Block and Yamu Block account for 98%, 1% and 1% (Llanos 34 Block and Llanos 32 Block account for 99% and 1% in 2016, and Llanos 34 Block and Cuerva Block account for 94% and 3% in 2015) of the proved developed reserves, respectively (LGI owns a 20% interest).

(c)	BCAM-40 Block accounts for 100% of the reserves.
(d)	Morona Block accounts for 100% of the reserves.
(e)	Fell Block accounts for 97% of the reserves (99% in 2016 and 100% in 2015) (LGI owns a 20% interest), Flamenco Block accounts for 3% in 2017 (1% in 2016 and nil in 2015) (LGI owns 31.2% interest).
(f)
Llanos 34, Cuerva Block and Yamu Block account for 97%, 2% and 1% (Llanos 34 Block accounts for 100% in 2016 and Llanos 34 Block and Cuerva Block account for 95% and 4% in 2015) of the proved undeveloped reserves, respectively (LGI owns a 20% interest).

Disclosure Of Detailed Information About Increasedecrease In Proved Reserves [text block]
Net proved reserves (developed and undeveloped) of oil and condensate:

Thousands of barrels	Chile	Colombia	Brazil	Peru	Total
Reserves as of 31 December 2014	6,441.9	24,735.3	130.0	-	31,307.2
Increase (decrease) attributable to:
Revisions (a)	119.0	(225.0)	7.6	-	(98.4)
Extensions and discoveries (b)	100.0	10,489.0	-	-	10,589.0
Production	(707.1)	(4,576.0)	(17.6)	-	(5,300.7)
Reserves as of 31 December 2015	5,953.8	30,423.3	120.0	-	36,497.1
Increase (decrease) attributable to:
Revisions (c)	1,148.0	5,779.0	(34.0)	-	6,893.0
Extensions and discoveries (d)	-	6,311.0	-	-	6,311.0
Purchase of Minerals in place (e)	-	-	-	18,621.0	18,621.0
Production	(502.8)	(5,173.3)	(14.0)	-	(5,690.1)
Reserves as of 31 December 2016	6,599.0	37,340.0	72.0	18,621.0	62,632.0
Increase (decrease) attributable to:
Revisions (f)	(2,109.0)	6,315.0	19.0	96.0	4,321.0
Extensions and discoveries (g)	-	29,047.0	-	-	29,047.0
Production	(347.0)	(7,203.0)	(15.0)	-	(7,565.0)
Reserves as of 31 December 2017	4,143.0	65,499.0	76.0	18,717.0	88,435.0

(a)	For the year ended 31 December 2015, the Group’s oil and condensate proved reserves were revised downwards by 0.1 mmbbl. The primary factors leading to the above were:
-     The impact of lower average oil prices resulting in a 2 mmbbl decrease in reserves from the La Cuerva and Yamu blocks in Colombia, and a 1 mmbbl decrease in reserves related to a change in a previously adopted development plan in the Fell Block in Chile.
-      Such decrease was partially offset by better than expected performance from existing wells, of which 2 mmbbl was from the Llanos 34 Block in Colombia and 1 mmbbl from the Fell Block in Chile.
(b)	In Colombia, the extensions and discoveries are primarily due to the Tilo, Jacana, and Chachalaca field discoveries in the Llanos 34 Block.
(c)	For the year ended 31 December 2016, the Group’s oil and condensate proved reserves were revised upward by 7 mmbbl. The primary factors leading to the above were:
-     Better than expected performance from existing wells, resulting in an increase of 9 mmbbl, of which 8 mmbbl was from the Tigana, Jacana and other minor fields in the Llanos 34 Block, and 1 mmbbl was from the Fell Block in Chile.
-     Such increase was partially offset by lower average oil prices impacting the La Cuerva and Yamu blocks in Colombia, resulting in a 2 mmbbl decrease.
(d)	In Colombia, the extensions and discoveries are primarily due to the Jacana field appraisal wells in the Llanos 34 Block.
(e)
In December 2016, we obtained final regulatory approval for our acquisition of the Morona Block in Peru. The Joint Investment and Operating Agreement dated 1 October 2014 and its amendments were closed on 1 December 2016 following the issuance of Supreme Decree 031-2016-MEM.XXX.

(f)	For the year ended 31 December 2017, the Group’s oil and condensate proved reserves were revised upward by 4.3 mmbbl. The primary factors leading to the above were:
-     Better than expected performance from existing wells, from the Tigana and Jacana fields in the Llanos 34 Block, resulting in an increase of 3.8 mmbbl.
-     The impact of higher average oil prices resulting in a 2.5 mmbbl and 0.4 mmbbl increase in reserves from the blocks in Colombia and Chile, respectively.
-     Such increase was partially offset by a decrease in reserves mainly related to a change in a previously adopted development plan in the Fell Block in Chile, resulting in a 2.4 mmbbl decrease.
(g)
In Colombia, the extensions and discoveries are primary due to the Chiricoca, Jacamar, and Curucucu field discoveries in the Llanos 34 Block and the Tigana and Jacana field extentions in the Llanos 34 Block.

Net proved reserves (developed and undeveloped) of natural gas:

Millions of cubic feet	Chile	Brazil	Total
Reserves as of 31 December 2014	33,970.0	40,464.0	74,434.0
Increase (decrease) attributable to:
Revisions (a)	(2,807.6)	2,907.0	99.4
Extensions and discoveries (b)	9,378.0	-	9,378.0
Production	(4,025.4)	(7,213.0)	(11,238.4)
Reserves as of 31 December 2015	36,515.0	36,158.0	72,673.0
Increase (decrease) attributable to:
Revisions (c)	5,078.0	(319.0)	4,759.0
Production	(5,293.0)	(6,314.0)	(11,607.0)
Reserves as of 31 December 2016	36,300.0	29,525.0	65,825.0
Increase (decrease) attributable to:
Revisions (d)	(13,725.0)	59.0	(13,666.0)
Extensions and discoveries (e)	1,187.0	-	1,187.0
Production	(3,745.0)	(5,763.0)	(9,508.0)
Reserves as of 31 December 2017	20,017.0	23,821.0	43,838.0

(a)	For the year ended 31 December 2015, the Group’s proved natural gas reserves were revised by 0.1 billion cubic feet. This was the combined effect of:
-     Better than expected performance from existing wells that resulted in an increase of 13 billion cubic feet (3 billion cubic feet from the Manati field in Brazil and 10 billion cubic feet from the Fell Block in Chile).
-     The above was partially offset by a decrease of 13 billion cubic feet due to lower average gas prices in the Fell and Tierra del Fuego (TdF) blocks in Chile (totalling 3 billion cubic feet) and changes in previously adopted development plan in the Fell Block in Chile (totalling 10 billion cubic feet).
(b)	In Chile, the extensions and discoveries are primary due to the Ache Field discovery and from the extension well in the Fell Block.
(c)
For the year ended 31 December 2016, the Group’s proved natural gas reserves were revised upwards by 5 billion cubic feet. This increase was mainly driven by better than expected performance from existing wells, primarily the Ache field in the Fell Block in Chile, resulting in an addition of 9 billion cubic feet. This increase was partially offset by a reduction of 4 billion cubic feet in the Pampa Larga field, also in the Fell Block.

(d)	For the year ended 31 December 2017, the Group’s proved natural gas reserves were revised downwards by 13.7 billion cubic feet. This was the combined effect of:
-     Removal of proved undeveloped reserves due to changes in previously adopted development plan in the Fell Block in Chile and unsuccessful proved undeveloped executions in the Fell Block in Chile (totalling 21.3 billion cubic feet).
-     The above was partially offset by an increase of 6.8 billion cubic feet due to a better performance in the proved developed producing reserves in the Fell Block in Chile and the impact of higher average prices that resulted in an increase of 0.8 billion cubic feet.
(e)	In Chile, the extensions and discoveries are primary due to the Uaken Field discovery in the Fell Block.

Disclosure Of Detailed Information About Standardized Measure Of Discounted Future Cash Flows Related To Proved Reserves [text block]
Amounts in US$ '000	Chile	Colombia	Brazil	Peru	Total
At 31 December 2017
Future cash inflows	284,711	2,434,954	157,527	1,047,540	3,924,732
Future production costs	(131,788)	(531,751)	(56,311)	(466,110)	(1,185,960)
Future development costs	(57,690)	(187,414)	(7,524)	(235,920)	(488,548)
Future income taxes	(656)	(558,226)	(10,442)	(107,294)	(676,618)
Undiscounted future net cash flows	94,577	1,157,563	83,250	238,216	1,573,606
10% annual discount	(19,338)	(343,561)	(13,293)	(147,682)	(523,874)
Standardized measure of discounted future net cash flows	75,239	814,002	69,957	90,534	1,049,732
At 31 December 2016
Future cash inflows	394,993	873,771	200,713	941,463	2,410,940
Future production costs	(186,700)	(229,593)	(74,116)	(497,187)	(987,596)
Future development costs	(149,785)	(69,996)	(16,352)	(234,328)	(470,461)
Future income taxes	(8,344)	(191,096)	(21,041)	(69,698)	(290,179)
Undiscounted future net cash flows	50,164	383,086	89,204	140,250	662,704
10% annual discount	(14,709)	(113,584)	(15,688)	(109,321)	(253,302)
Standardized measure of discounted future net cash flows	35,455	269,502	73,516	30,929	409,402
At 31 December 2015
Future cash inflows	403,199	1,032,339	221,206	-	1,656,744
Future production costs	(186,933)	(309,394)	(99,832)	-	(596,159)
Future development costs	(112,312)	(99,305)	(16,360)	-	(227,977)
Future income taxes	(17,904)	(195,957)	(16,837)	-	(230,698)
Undiscounted future net cash flows	86,050	427,683	88,177	-	601,910
10% annual discount	(17,895)	(127,586)	(15,861)	-	(161,342)
Standardized measure of discounted future net cash flows	68,155	300,097	72,316	-	440,568

Disclosure Of Detailed Information About Changes In Standardized Measure Of Discounted Future Net Cash Flows [text block]
Amounts in US$ '000	Chile	Colombia	Brazil	Peru	Total
Present value at 31 December 2014	227,658	584,071	112,145	-	923,874
Sales of hydrocarbon , net of production costs	(20,948)	(97,152)	(37,428)	-	(155,528)
Net changes in sales price and production costs	(256,828)	(547,379)	(27,404)	-	(831,611)
Changes in estimated future development costs	28,227	(20,123)	542	-	8,646
Extensions and discoveries less related costs	23,595	174,951	-	-	198,546
Development costs incurred	15,093	29,965	4,872	-	49,930
Revisions of previous quantity estimates	(5,463)	(14,528)	4,845	-	(15,146)
Net changes in income taxes	28,611	101,576	1,573	-	131,760
Accretion of discount	28,210	88,716	13,171	-	130,097
Present value at 31 December 2015	68,155	300,097	72,316	-	440,568
Sales of hydrocarbon , net of production costs	(15,127)	(91,163)	(20,945)	-	(127,235)
Net changes in sales price and production costs	(16,854)	(171,131)	16,366	-	(171,619)
Changes in estimated future development costs	(49,763)	14,941	542	-	(34,280)
Extensions and discoveries less related costs	-	76,641	-	-	76,641
Development costs incurred	9,417	17,302	2,214	-	28,933
Revisions of previous quantity estimates	22,765	70,180	(1,872)	-	91,073
Purchase of Minerals in place	-	-	-	30,929	30,929
Net changes in income taxes	8,256	3,030	(4,020)	-	7,266
Accretion of discount	8,606	49,605	8,915	-	67,126
Present value at 31 December 2016	35,455	269,502	73,516	30,929	409,402
Sales of hydrocarbon , net of production costs	(14,251)	(198,631)	(26,979)	-	(239,861)
Net changes in sales price and production costs	26,928	289,199	(3,000)	69,962	383,089
Changes in estimated future development costs	79,078	(124,053)	8,385	(9,725)	(46,315)
Extensions and discoveries less related costs	-	49,574	-	-	49,574
Development costs incurred	7,146	67,571	-	-	74,717
Revisions of previous quantity estimates	(69,594)	673,622	603	1,133	605,764
Purchase of Minerals in place
Net changes in income taxes	6,097	(258,842)	7,976	(11,828)	(256,597)
Accretion of discount	4,380	46,060	9,456	10,063	69,959
Present value at 31 December 2017	75,239	814,002	69,957	90,534	1,049,732